Shareholder Report, Holdings (Details)	Feb. 28, 2026
PGIM Jennison Better Future ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Better Future ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison Better Future ETF | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Better Future ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Better Future ETF | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
PGIM Jennison Better Future ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
PGIM Jennison Better Future ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
PGIM Jennison Better Future ETF | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
PGIM Jennison Better Future ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Better Future ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Jennison Better Future ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Better Future ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Jennison Better Future ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Better Future ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Better Future ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Better Future ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
PGIM Jennison Better Future ETF | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Better Future ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Better Future ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Better Future ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Better Future ETF | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Focused Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Focused Growth ETF | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Focused Growth ETF | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Growth ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
PGIM Jennison Focused Growth ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
PGIM Jennison Focused Growth ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Focused Growth ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Focused Growth ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Jennison Focused Growth ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Focused Growth ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Jennison Focused Growth ETF | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Focused Growth ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Jennison Focused Growth ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Focused Growth ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
PGIM Jennison Focused Growth ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
PGIM Jennison Focused Growth ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Jennison Focused Growth ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
PGIM Jennison Focused Growth ETF | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Focused Growth ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Growth ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Mid-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Mid-Cap ETF | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
PGIM Jennison Focused Mid-Cap ETF | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Focused Mid-Cap ETF | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Focused Mid-Cap ETF | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused Mid-Cap ETF | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Mid-Cap ETF | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Focused Mid-Cap ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Focused Mid-Cap ETF | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison Focused Mid-Cap ETF | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
PGIM Jennison Focused Mid-Cap ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Focused Mid-Cap ETF | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Focused Mid-Cap ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Jennison Focused Mid-Cap ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Focused Mid-Cap ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Jennison Focused Mid-Cap ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Focused Mid-Cap ETF | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Focused Mid-Cap ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Mid-Cap ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Jennison Focused Mid-Cap ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Focused Mid-Cap ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Focused Mid-Cap ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
PGIM Jennison Focused Mid-Cap ETF | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Focused Mid-Cap ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison Focused Mid-Cap ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Focused Mid-Cap ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Mid-Cap ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Value ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value ETF | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison Focused Value ETF | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM Jennison Focused Value ETF | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Focused Value ETF | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Focused Value ETF | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Focused Value ETF | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison Focused Value ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value ETF | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
PGIM Jennison Focused Value ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Value ETF | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Focused Value ETF | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Focused Value ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Focused Value ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
PGIM Jennison Focused Value ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
PGIM Jennison Focused Value ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
PGIM Jennison Focused Value ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Focused Value ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Focused Value ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison Focused Value ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Jennison Focused Value ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Focused Value ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Focused Value ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Focused Value ETF | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Opportunities ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities ETF | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
PGIM Jennison International Opportunities ETF | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM Jennison International Opportunities ETF | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
PGIM Jennison International Opportunities ETF | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison International Opportunities ETF | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM Jennison International Opportunities ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison International Opportunities ETF | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison International Opportunities ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison International Opportunities ETF | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison International Opportunities ETF | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison International Opportunities ETF | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities ETF | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities ETF | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
PGIM Jennison International Opportunities ETF | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison International Opportunities ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Opportunities ETF | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison International Opportunities ETF | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison International Opportunities ETF | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities ETF | Wireless Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison International Opportunities ETF | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Jennison International Opportunities ETF | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison International Opportunities ETF | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.10%
PGIM Jennison International Opportunities ETF | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
PGIM Portfolio Ballast ETF
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Portfolio Ballast ETF | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
PGIM Portfolio Ballast ETF | Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
PGIM Portfolio Ballast ETF | Unaffiliated Exchange-Traded Funds - Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Portfolio Ballast ETF | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
PGIM Portfolio Ballast ETF | Unaffiliated Exchange-Traded Funds - Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM Portfolio Ballast ETF | Total Before Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
PGIM Portfolio Ballast ETF | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM AAA CLO ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM AAA CLO ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	95.50%
PGIM AAA CLO ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
PGIM Active Aggregate Bond ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Active Aggregate Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	33.00%
PGIM Active Aggregate Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	37.60%
PGIM Active Aggregate Bond ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%
PGIM Active Aggregate Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM Active Aggregate Bond ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
PGIM Active Aggregate Bond ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Active High Yield Bond ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Active High Yield Bond ETF | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Active High Yield Bond ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	25.40%
PGIM Active High Yield Bond ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%
PGIM Active High Yield Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
PGIM Active High Yield Bond ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Active High Yield Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
PGIM Active High Yield Bond ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	52.70%
PGIM Active High Yield Bond ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Active High Yield Bond ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)
PGIM Corporate Bond 0-5 Year ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond 0-5 Year ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Corporate Bond 0-5 Year ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
PGIM Corporate Bond 0-5 Year ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
PGIM Corporate Bond 0-5 Year ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	44.50%
PGIM Corporate Bond 0-5 Year ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Corporate Bond 5-10 Year ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond 5-10 Year ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Corporate Bond 5-10 Year ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	17.10%
PGIM Corporate Bond 5-10 Year ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	39.80%
PGIM Corporate Bond 5-10 Year ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	42.90%
PGIM Corporate Bond 5-10 Year ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Corporate Bond 10+ Year ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Corporate Bond 10+ Year ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
PGIM Corporate Bond 10+ Year ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	22.20%
PGIM Corporate Bond 10+ Year ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	36.80%
PGIM Corporate Bond 10+ Year ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	33.50%
PGIM Corporate Bond 10+ Year ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.40%)
PGIM Floating Rate Income ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Floating Rate Income ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	41.20%
PGIM Floating Rate Income ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
PGIM Floating Rate Income ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM Floating Rate Income ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
PGIM Floating Rate Income ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
PGIM Floating Rate Income ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
PGIM Floating Rate Income ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
PGIM Floating Rate Income ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
PGIM Floating Rate Income ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Municipal Income Opportunities ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Municipal Income Opportunities ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
PGIM Municipal Income Opportunities ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	37.50%
PGIM Municipal Income Opportunities ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	19.60%
PGIM Municipal Income Opportunities ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
PGIM Municipal Income Opportunities ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
PGIM Municipal Income Opportunities ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
PGIM Municipal Income Opportunities ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
PGIM Short Duration HIgh Yield ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration HIgh Yield ETF | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short Duration HIgh Yield ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	22.00%
PGIM Short Duration HIgh Yield ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
PGIM Short Duration HIgh Yield ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
PGIM Short Duration HIgh Yield ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	8.50%
PGIM Short Duration HIgh Yield ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	49.50%
PGIM Short Duration HIgh Yield ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Short Duration HIgh Yield ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.20%)
PGIM Short Duration Multi-Sector Bond ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration Multi-Sector Bond ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
PGIM Short Duration Multi-Sector Bond ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Short Duration Multi-Sector Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	57.70%
PGIM Short Duration Multi-Sector Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	20.80%
PGIM Short Duration Multi-Sector Bond ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM Short Duration Multi-Sector Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
PGIM Short Duration Multi-Sector Bond ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%
PGIM Short Duration Multi-Sector Bond ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
PGIM Short Duration Multi-Sector Bond ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(4.40%)
PGIM Total Return Bond ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Total Return Bond ETF | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Total Return Bond ETF | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Total Return Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	46.80%
PGIM Total Return Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
PGIM Total Return Bond ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
PGIM Total Return Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	13.20%
PGIM Total Return Bond ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
PGIM Total Return Bond ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
PGIM Total Return Bond ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(1.60%)
PGIM Ultra Short Bond ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Ultra Short Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
PGIM Ultra Short Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
PGIM Ultra Short Bond ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	39.90%
PGIM Ultra Short Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
PGIM Ultra Short Bond ETF | BB [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM Ultra Short Bond ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
PGIM Ultra Short Bond ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	(0.70%)
PGIM Ultra Short Municipal Bond ETF
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Ultra Short Municipal Bond ETF | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	11.80%
PGIM Ultra Short Municipal Bond ETF | AA [Member]
Holdings [Line Items]
Percent of Total Investments	37.30%
PGIM Ultra Short Municipal Bond ETF | A [Member]
Holdings [Line Items]
Percent of Total Investments	35.20%
PGIM Ultra Short Municipal Bond ETF | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
PGIM Ultra Short Municipal Bond ETF | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
PGIM Ultra Short Municipal Bond ETF | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%

[1]	Less than 0.05%